Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Funding From Group And Other Subsidiaries [Line Items]
Debt contributing to total loss-absorbing capacity (TLAC)	$ 83,773	$ 87,036
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments	19,600	14,585
Debt eligible as low-trigger loss-absorbing additional tier 1 capital instruments		1,245
Other	7,242	5,051
Total	110,614	107,918
Subordinated debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments, subject to conversion into ordinary shares	$ 13,000	$ 6,900